Supplement to the
Fidelity® Small Cap Growth Fund and Fidelity Small Cap Value Fund
September 29, 2011
Prospectus

The following information replaces similar information for Fidelity Small Cap Growth Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Patrick Venanzi (portfolio manager) has managed the fund since November 2011.

The following information replaces the biographical information for Lionel Harris found in the "Fund Management" section on page 29.

Patrick Venanzi is portfolio manager of Fidelity Small Cap Growth Fund, which he has managed since November 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Venanzi has worked as a research analyst and portfolio manager.

SCP/SCV-11-01  December 2, 2011
1.808094.113

Supplement to the
Fidelity® Small Cap Growth Fund
Class F
September 29, 2011
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Patrick Venanzi (portfolio manager) has managed the fund since November 2011.

The following information replaces the biographical information found in the "Fund Management" section on page 17.

Patrick Venanzi is portfolio manager of the fund, which he has managed since November 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Venanzi has worked as a research analyst and portfolio manager.

SCP-F-11-01  December 2, 2011
1.934910.100

Supplement to the
Fidelity Advisor® Small Cap Growth Fund
Class A, Class T, Class B, and Class C
September 29, 2011
Prospectus

The following information replaces the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Patrick Venanzi (portfolio manager) has managed the fund since November 2011.

The following information replaces the biographical information for Lionel Harris found in the "Fund Management" section on page 24.

Patrick Venanzi is portfolio manager of the fund, which he has managed since November 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Venanzi has worked as a research analyst and portfolio manager.

ASCP-11-02  December 2, 2011
1.808092.117

Supplement to the
Fidelity Advisor® Small Cap Growth Fund
Institutional Class
September 29, 2011
Prospectus

The following information replaces the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Patrick Venanzi (portfolio manager) has managed the fund since November 2011.

The following information replaces the biographical information for Lionel Harris found in the "Fund Management" section on page 23.

Patrick Venanzi is portfolio manager of the fund, which he has managed since November 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Venanzi has worked as a research analyst and portfolio manager.

ASCPI-11-02  December 2, 2011
1.808093.114